May 18, 2018
Brand Value ETF
Brand Value ETF
Brand Value ETF (BVAL)

May 18, 2018

Supplement to the

Prospectus dated January 31, 2018

Effective on or about June 1, 2018 (the “Index Change Date”), the Brand Value ETF (the “Fund”) will track a new underlying index, the EQM Brand Value Index (the “Index”), and consequently, the Fund’s investment objective and related investment strategies will change to reflect the Fund’s new underlying index, as described in greater detail below.

Effective on the Index Change Date, the Fund’s investment objective will be to seek to track the performance, before fees and expenses, of the EQM Brand Value Index. Also effective on the Index Change Date, the section entitled “Principal Investment Strategy—BrandTransact 50 Index” on page 7 of the Prospectus will be replaced with the following:

EQM Brand Value Index

The Index measures the performance of up to 50 publicly-traded U.S. companies based on a proprietary analysis of the value of their brand relative to their market capitalization. Companies included in the Index are equally weighted at the time of each annual reconstitution of the Index on the second Wednesday of each September.

Companies eligible for inclusion in the Index are those that (i) have their stock listed on a U.S. exchange, (ii) have a market capitalization of at least $1 billion, (iii) have had their brand scored by CoreBrand, a division of Tenet Partners, a leading brand innovation and marketing consulting firm, as of June 30 for each of the two years prior to the reconstitution of the Index, and (iv) have a positive return on invested capital (“ROIC”). ROIC is a company’s net operating profit after tax divided by its average invested capital.

CoreBrand annually surveys approximately 10,000 individuals across the United States representing the investment community, potential business partners, business customers, everyday consumers, and potential consumers regarding company brands. The survey questions are designed to solicit quantitative information regarding each eligible company’s brand based on its familiarity (i.e., how aware consumers are of the brand) and favorability (i.e., perceptions of the brand’s overall reputation, the company’s management, and the company’s investment potential). The results of the surveys are objectively tabulated, resulting in a “BrandPower” score for each company.

Companies with a BrandPower score of less than 60 (out of a potential score of 100) are removed from the Index universe, and the remaining eligible companies with the largest BrandPower-to-market capitalization ratio, based on their BrandPower score and market capitalization as of June 30 for each of the two prior years, are included in the Index up to a maximum of 50 companies. The Index is expected to be primarily composed of large capitalization companies and to generally include significant exposure to companies in the consumer discretionary sector of the market.

Please retain this Supplement with your Prospectus for future reference.